Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets - Fair Values of Assets Acquired and Liabilities Assumed (Details)
€ in Thousands, $ in Thousands
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 24, 2022 EUR (€)	Aug. 24, 2022 USD ($)
Disclosure of detailed information about business combination
Less: Cash and cash equivalents			€ (58,101)
Noncontrolling interests		€ 567	€ 188,011
Goodwill	€ 231	€ 3,493
NewCo
Disclosure of detailed information about business combination
Fair value of consideration transferred of the Company's interest in FHP				€ 400,581	$ 397,937
Fair value of previously held equity method investment in InterWell Health LLC				176,587	175,421
Fair value of consideration transferred and previously held investment				577,168	573,358
Less: Cash and cash equivalents				(57,764)	(57,383)
Less: Other assets				(2,838)	(2,819)
Less: Intangible assets				(53,965)	(53,609)
Other liabilities				13,116	13,029
Noncontrolling interests				187,573	186,336
Goodwill				€ 663,290	$ 658,912